UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-21600

DWS Enhanced Commodity Strategy Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  6/30

Date of reporting period: 3/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of March 31, 2010 (Unaudited)

DWS Enhanced Commodity Strategy Fund, Inc.
(formerly DWS Global Commodities Stock Fund, Inc.)

	Shares	Value ($)
Common Stocks 81.5%
Australia 5.9%
BHP Billiton Ltd.	143,745	5,767,384
Fortescue Metals Group Ltd.*	195,594	876,304
Murchison Metals Ltd.*	276,615	677,182
Rio Tinto Ltd.	15,987	1,145,873

(Cost $5,231,141)		8,466,743
Brazil 0.4%
Suzano Papel e Celulose SA (Preferred) (Cost $590,075)	44,200	603,964
Canada 8.4%
Agrium, Inc.	22,248	1,573,230
Barrick Gold Corp.	81,836	3,140,008
Cenovus Energy, Inc.	51,079	1,334,245
EnCana Corp.	51,079	1,589,225
Kinross Gold Corp.	141,755	2,424,378
Suncor Energy, Inc.	63,573	2,067,461

(Cost $10,041,089)		12,128,547
China 0.6%
Trina Solar Ltd. (ADR)* (Cost $939,095)	38,748	945,839
France 0.5%
Total SA (Cost $694,962)	13,359	775,834
Germany 1.2%
SMA Solar Technology AG	6,575	806,160
ThyssenKrupp AG	27,441	943,842

(Cost $1,475,763)		1,750,002
India 0.4%
McLeod Russel India Ltd. (Cost $668,281)	104,168	622,646
Japan 2.1%
JFE Holdings, Inc.	41,300	1,656,150
Mitsubishi Corp.	25,400	666,108
Mitsui & Co., Ltd.	40,500	679,997

(Cost $2,687,691)		3,002,255
Luxembourg 1.9%
ArcelorMittal (Cost $1,637,860)	60,863	2,674,902
Netherlands 3.4%
Royal Dutch Shell PLC "A"	97,910	2,840,553
Royal Dutch Shell PLC "B"	74,522	2,055,276

(Cost $5,573,900)		4,895,829
Russia 0.7%
Severstal (GDR) REG S* (Cost $658,895)	71,481	1,040,763
Switzerland 2.9%
Transocean Ltd.*	14,901	1,287,149
Weatherford International Ltd.*	52,879	838,661
Xstrata PLC*	105,102	1,996,152

(Cost $3,198,140)		4,121,962
United Kingdom 12.1%
Anglo American PLC*	82,913	3,621,871
BG Group PLC	149,834	2,588,394
BHP Billiton PLC	95,051	3,256,713
BP PLC	528,049	5,000,625
Rio Tinto PLC	50,326	2,980,675

(Cost $14,510,514)		17,448,278
United States 41.0%
Air Products & Chemicals, Inc.	36,825	2,723,209
AK Steel Holding Corp.	24,000	548,640
Anadarko Petroleum Corp.	32,990	2,402,662
Apache Corp.	27,308	2,771,762
Chevron Corp.	74,540	5,652,368
Commercial Metals Co.	32,785	493,742
Crown Holdings, Inc.*	25,515	687,884
Dow Chemical Co.	84,792	2,507,299
ExxonMobil Corp.	101,791	6,817,961
Freeport-McMoRan Copper & Gold, Inc.	34,102	2,848,881
Halliburton Co.	94,937	2,860,452
Holly Corp.	35,647	994,908
International Paper Co.	72,235	1,777,703
Martin Marietta Materials, Inc.	15,362	1,283,495
Monsanto Co.	48,376	3,455,014
Occidental Petroleum Corp.	48,739	4,120,395
Owens-Illinois, Inc.*	37,916	1,347,535
Praxair, Inc.	25,576	2,122,808
Quanta Services, Inc.*	42,040	805,486
Schlumberger Ltd.	53,863	3,418,146
Temple-Inland, Inc.	44,000	898,920
The Mosaic Co.	30,244	1,837,928
Ultra Petroleum Corp.*	15,806	737,034
United States Steel Corp.	41,980	2,666,570
Walter Energy, Inc.	21,406	1,975,132
Weyerhaeuser Co.	27,968	1,266,111

(Cost $52,534,224)		59,022,045

Total Common Stocks (Cost $100,441,630)		117,499,609
Exchange-Traded Fund 1.6%
United States
SPDR Gold Trust* (Cost $1,094,394)	21,549	2,347,764

	Principal Amount ($)	Value ($)
Government & Agency Obligation 1.1%
US Treasury Obligation
US Treasury Bill, 0.22% **, 9/16/2010 (a) (Cost $1,580,376)	1,582,000	1,580,339

	Shares	Value ($)
Cash Equivalents 15.8%
Central Cash Management Fund, 0.16% (b) (Cost $22,716,025)	22,716,025	22,716,025

	% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $125,832,425) †	100.0	144,143,737
Other Assets and Liabilities, Net	0.0	(66,347)

Net Assets	100.0	144,077,390

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $136,203,977.  At March 31, 2010, net unrealized appreciation for all securities based on tax cost was $7,939,760.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $21,275,520 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $13,335,760.

(a)	At March 31, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

SPDR: Standard & Poor's Depositary Receipt
At March 31, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

Cocoa	USD	5/13/2010	44	1,306,360	(30,074)
Corn	USD	5/14/2010	76	1,311,000	(106,655)
Platinum	USD	7/28/2010	30	2,470,350	12,235
S&P Goldman Sachs Commodity Index	USD	4/16/2010	127	16,827,500	92,717
Total net unrealized depreciation					(31,777)

Currency Abbreviations

USD	United States Dollar

At March 31, 2010, the DWS Enhanced Commodity Strategy Fund, Inc. had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks
Materials	62,820,262	53.5%
Energy	50,153,111	42.7%
Industrials	3,903,590	3.3%
Consumer Staples	622,646	0.5%
Total	117,499,609	100.0%

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of March 31, 2010, the Fund held $22,415,438 in the Subsidiary, representing 15.6% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.
Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$—	$8,466,743	$—	$8,466,743
Brazil	603,964	—	—	603,964
Canada	12,128,547	—	—	12,128,547
China	945,839	—	—	945,839
France	—	775,834	—	775,834
Germany	—	1,750,002	—	1,750,002
India	—	622,646	—	622,646
Japan	—	3,002,255	—	3,002,255
Luxembourg	—	2,674,902	—	2,674,902
Netherlands	—	4,895,829	—	4,895,829
Russia	—	1,040,763	—	1,040,763
Switzerland	2,125,810	1,996,152	—	4,121,962
United Kingdom	—	17,448,278	—	17,448,278
United States	59,022,045	—	—	59,022,045
Exchange-Traded Fund	2,347,764	—	—	2,347,764
Short-Term Investments(c)	22,716,025	1,580,339	—	24,296,364
Total	$99,889,994	$44,253,743	$—	$144,143,737
Liabilities
Derivatives(d)	$(31,777)	$—	$—	$(31,777)
Total	$(31,777)	$—	$—	$(31,777)

(c)	See Consolidated Investment Portfolio for additional detailed categorizations.
(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Commodities Linked/ Structured Notes
Balance as of June 30, 2009	$5,951,405
Realized gains (loss)	(6,673,701)
Change in unrealized appreciation (depreciation)	5,698,595
Amortization premium/ discount	—
Net purchases (sales)	(4,976,299)
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of March 31, 2010	$—
Net change in unrealized appreciation (depreciation) from investments still held at March 31, 2010	$—

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Commodity Contracts	$(31,777)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Enhanced Commodity Strategy Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Enhanced Commodity Strategy Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 21, 2010